Business Combination - Schedule of Fair Values of the Assets Acquired and Liabilities (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)
Schedule of Fair Values of the Assets Acquired and Liabilities [Line Items]
Total consideration	$ 5,042,400
Business Combination [Member]
Schedule of Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities acquired	(40,034)
Intangible assets	512,460	[1]
Goodwill	4,657,092
Deferred tax liabilities	(87,118)	[2]
Total	5,042,400
Cash Consideration [Member]
Schedule of Fair Values of the Assets Acquired and Liabilities [Line Items]
Total consideration	3,000,000
Share-Based Consideration [Member]
Schedule of Fair Values of the Assets Acquired and Liabilities [Line Items]
Total consideration	$ 2,042,400	[3]

[1]	The intangible assets mainly arise from the recognition, on a fair value basis, website development of Wealth AI, with an expected useful life of 5 years. The fair values of the intangible assets are based on estimation of the Group with reference to the valuation carried out by an independent qualified professional valuer not connected with the Group.
[2]	The deferred tax liabilities relating to the fair value adjustments of intangible assets amounted to US$87,118, which is calculated at the Singapore Profits Tax rate of 17%.
[3]	The consideration shares was issued in advance prior to the closing on September 3, 2024. According to the acquisition agreement, the seller and the beneficiaries shall return the consideration shares to the purchaser for forfeiture, for nil consideration if the acquisition is terminated. Therefore, the fair value of the share-based consideration shall be based on the share price of the closing date on November 4, 2024.